Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Schedule of Bank Borrowings [Abstract]
Bank borrowing - current portion	[1]		$ 2,317
Other borrowings from third parties	[2]	2,117
Total other borrowings		$ 2,117	$ 2,317

[1]	On October 26, 2023, OneConstruction Engineering Projects Limited (“OneC Engineering”), the subsidiary of the Company entered into a bank facility agreement with the Hongkong and Shanghai Banking Corporation Limited, a commercial bank in Hong Kong, pursuant to which OneC Engineering was entitled to borrow a loan of approximately US$2,332,000 (HK18,000,000) with interest rate at HIBOR + 1.7% to 1.8% per annum, and the loan was also guaranteed by (i), a guarantee with a third party (which was a then related company of the Company as at March 31, 2024); and (ii) a guarantee with limited amount to HK$23,170,000, plus default interest and other costs and expenses as further set out in the guarantee from a related party as at March 31, 2024.
[2]	The other borrowings from third parties were unsecured, bear interest at fixed rates ranging from 5.25% to 5.875% per annum, and are repayable within 12 months from the balance sheet date. The borrowings are not subject to any financial covenants, are not secured by any company assets, and were not in default as of March 31, 2025.